Revenue from Contracts with Customers: (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contracts with Customers:
Schedule of under unregulated services with income arising from contracts with clients

	Year ended of December 31,
	2018		2019		2020
Regulated services:
Airport services for revenue from contracts with clients (*):
Passengers fees	Ps.	6,547,645	Ps.	7,005,018	Ps.	3,476,804
Landing fees		1,047,687		1,148,747		983,173
Platform		413,129		405,814		395,432
Seurity services		91,996		102,216		46,553
Baggage inspection fees		268,940		296,143		140,502
Passengers walkway		509,440		575,464		333,134
Passengers documentation counters		18,152		16,821		9,383
Other airport services		325,546		340,007		252,777

	Ps.	9,222,535	Ps.	9,890,230	Ps.	5,637,758

Non regulated services:
Non regulated services for revenue from contracts with customers:
Retail stores	Ps.	621,850	Ps.	895,591	Ps.	461,502
Access fees on non permanent ground transportation		57,885		63,159		29,967
Car parking and related Access fees		298,536		319,200		171,193
Other services		151,952		151,596		122,751
		1,130,223		1,429,546		785,413
Commercial services		4,121,709		4,265,669		2,544,474

Total non regulated services (**)		5,251,932		5,695,215		3,329,887

Construction services		935,774		1,236,193		3,657,086

Total	Ps.	15,410,241	Ps.	16,821,638	Ps.	12,624,731

(*)       For 2018, 2019 and 2020, this amount includes Mexico regulated income of Ps.6,245,170, Ps.6,628,146 and Ps.3,340,674, Aerostar regulated income of Ps.1,700,859, Ps.1,870,427 and Ps.1,808,102, Airplan regulated income of Ps.1,276,506, Ps.1,391,657 and Ps.488,981, respectively.

(**)     This line item in the consolidated statement of income (non-aeronautical services) includes complementary and airport services totaling Ps.279,625, Ps.293,256 and Ps.225,340 for the 2018, 2019 and 2020 periods, respectively.

Schedule of under non-regulated services with revenue arising from contracts with clients

	Year ended of December 31,
	2018		2019		2020
Commercial revenues:
Duty free shops	Ps.	1,861,116	Ps.	1,785,508	Ps.	991,833
Food and beverage		738,371		820,001		449,340
Advertising revenues		161,214		187,192		92,683
Car rental companies		611,864		673,969		485,725
Banking and currency exchange servcies		119,855		115,927		72,563
Teleservices		14,139		16,038		15,174
Ground transportations		76,106		98,033		49,721
Other services		539,044		569,001		387,435

Total commercial revenues	Ps.	4,121,709	Ps.	4,265,669	Ps.	2,544,474

Schedule of domestic and international passenger traffic

The follows table sets the domestic and international passenger traffic for the years, 2019 and 2020:

	Year ended of December 31,
	2019	2020

Domestic passenger traffic:
Mexico	16,684	9,246
Puerto Rico	8,456	4,548
Colombia	10,231	3,625
Total domestic passengers	35,371	17,419
International passenger traffic:
Mexico	17,478	7,283
Puerto Rico	992	298
Colombia	1,821	590
Total international passengers	20,291	8,171
Total passengers	55,662	25,590

Schedule of effects of the decrease in passenger traffic as a result of COVID-19 on revenue by country are shown below, without considering construction revenue

					Changed %
		Year ended of December 31,			compared to 2019
		2019		2020
Aeronautical revenue
Mexico	Ps.	6,334,890	Ps.	3,115,335	(50.82)
Aerostar		1,870,428		1,808,102	(3.33)
Airplan		1,391,657		488,981	(64.86)
Total aeronautical revenue	Ps.	9,596,975	Ps.	5,412,418	(43.60)

Non-aeronautical revenue
Mexico		4,380,821		2,517,816	(42.53)
Aerostar		1,100,573		740,450	(32.72)
Airplan		507,076		296,961	(41.44)
Total non-aeronautical revenue	Ps.	5,988,470	Ps.	3,555,227	(40.63)
Total without construction revenue	Ps.	15,585,445	Ps.	8,967,645	(42.46)

Schedule of commercial contracts of minimum rent	For the years that will end December 31:

2021	Ps.	2,515,572
2022		2,315,111
2023		2,184,496
2024		1,943,444
2025		1,857,885
2026 to 2028		2,380,113